Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands		Ordinary shares shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Parent CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019			¥ 264,358	¥ (525,262)	¥ (260,870)	¥ 17,931	¥ (242,939)
Balance (in Shares) at Dec. 31, 2019 | shares		34
Balance at Dec. 31, 2020			557,535	(936,247)	(378,675)	16,133	(362,542)
Balance (in Shares) at Dec. 31, 2020 | shares		37
Net loss for the year				(410,985)	(410,985)	(1,798)	(412,783)
Reserve recapitalization			199,803		199,806		199,806
Reserve recapitalization (in Shares) | shares	[1]	3
Warrant financing			41,118		41,118		41,118
Warrant financing (in Shares) | shares
Share-based compensation			52,256		52,256		52,256
Balance at Dec. 31, 2021			1,342,769	(1,320,546)	22,440	14,135	36,575
Balance (in Shares) at Dec. 31, 2021 | shares		217
Net loss for the year				(384,299)	(384,299)	(1,998)	(386,297)
Reserve recapitalization			761,900		762,080		762,080
Reserve recapitalization (in Shares) | shares		180
Share-based compensation			23,334		23,334		23,334
Balance at Dec. 31, 2022			1,400,076	(1,267,533)	132,975		132,975	$ 19,280
Balance (in Shares) at Dec. 31, 2022 | shares		432
Net loss for the year				¥ 53,013	53,013	¥ (14,135)	38,878	$ 5,637
Share-based compensation			5,854		5,854		5,854
Issuance of ordinary shares			¥ 51,453		¥ 51,668		¥ 51,668
Issuance of ordinary shares (in Shares) | shares		215

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 13